Income Taxes (Tables)	12 Months Ended
Jan. 31, 2023
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Summary of Income Tax Expense
Details of income tax expense were as follows:

	Years ended
	January 31, 2023	January 31, 2022

Current income tax expense
Related to current year	$345.0	$284.6
Related to prior years	(11.0)	(2.9)
	334.0	281.7
Deferred income tax expense (recovery)
Temporary differences	(49.1)	3.6
Effect of income tax rate changes on deferred income taxes	(0.1)	(0.7)
Increase (decrease) in valuation allowance	15.7	(2.5)
	(33.5)	0.4
Income tax expense	$300.5	$282.1

Schedule of Reconciliation of Income Taxes Computed at Canadian Statutory Rates to Income Tax Expense
The reconciliation of income taxes computed at the Canadian statutory rates to income tax expense recorded was as follows:

	Years ended
	January 31, 2023		January 31, 2022

Income taxes calculated at statutory rates	$309.0	26.5%	$285.3	26.5%
Increase (decrease) resulting from:
Income tax rate differential of foreign subsidiaries	(1.8)		(5.9)
Effect of income tax rate changes on deferred income taxes	(0.1)		(0.7)
Increase (decrease) in valuation allowance	15.7		(2.5)
Recognition of income taxes on foreign currency translation	(12.5)		1.8
Recognition of income taxes on inflation	(9.4)		(2.9)
Permanent differences [a]	5.0		1.2
Other	(5.4)		5.8
Income tax expense	$300.5		$282.1
 [a]
The permanent differences result mainly from the foreign exchange (gain) loss on long-term debt denominated in U.S. dollars.

Components of Deferred Income Taxes Asset (Liability)	Significant components of the Company’s deferred income tax assets (liabilities) were as follows, as at:

	January 31, 2023	January 31, 2022

Related to current assets and liabilities
Inventories	$75.3	$44.9
Investment tax credits receivable	(3.1)	(2.5)
Other current assets	(3.7)	(27.9)
Trade payables and accruals	16.3	18.8
Provisions	98.7	62.6
Other financial liabilities	13.2	6.2
Lease liabilities	10.8	7.3
Deferred revenues	18.4	55.7
Other financial asset	(15.8)	(2.9)
Other	(1.9)	1.0
	208.2	163.2
Related to non-current assets and liabilities
Property, plant and equipment	(71.5)	(62.2)
Intangible assets	(71.3)	(65.3)
Right-of-use assets	(43.1)	(33.5)
Provisions	26.7	19.0
Long-term debt	8.8	1.2
Lease liabilities	36.6	29.8
Deferred revenues	32.1	25.1
Employee future benefit liabilities	32.1	42.6
Other non-current liabilities	(7.7)	(1.7)
Other	2.4	(2.0)
	(54.9)	(47.0)
Related to non-capital losses carried forward	63.3	74.9
Related to capital losses carried forward	25.4	23.9
	242.0	215.0
Unrecognized tax benefits	(43.0)	(24.6)
Total	$199.0	$190.4